PERFORMANCE FUNDS TRUST
Supplement dated October 1, 2007
to the Class A and Class B Prospectus (“Prospectus”) dated October 1, 2007
     This Supplement, effective until October 16, 2007, replaces the “Market Timing Policies,” within the Class A and Class B Prospectus. This Supplement supersedes any information to the contrary therein until October 16, 2007.
MARKET TIMING POLICIES (Effective until October 16, 2007)
The Funds are not designed for market timing strategies. IF YOU INTEND TO ENGAGE IN MARKET TIMING, DO NOT INVEST IN SHARES OF THE FUNDS. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and interfere with the efficient management of the Funds. Such practices may dilute the value of shares held by long-term shareholders, cause the Funds to maintain larger cash positions than would otherwise be necessary, increase brokerage commissions and administrative costs, and cause the Fund additional tax liability. The Funds therefore discourage frequent purchases and exchanges (“trading”) by shareholders and they do not knowingly permit nor make any effort to accommodate this practice.
To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. With the exception of operational limitations applicable to the Automatic Investment Program, Class B Shares Conversion Privilege and Class B Shares Automatic Exchange, the Funds currently do not impose limits on the frequency of purchases, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose limitations at any time with respect to trading in shares of the Funds, and will give prior notice when suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of excessive or abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading occurs in omnibus accounts maintained by financial intermediaries, retirement plan accounts and fee-based programs.

PERFORMANCE FUNDS TRUST
Supplement dated October 1, 2007
to the Institutional Class Prospectus (“Prospectus”) dated October 1, 2007
     This Supplement, effective until October 16, 2007, replaces the “Market Timing Policies,” within the Institutional Class Prospectus. This Supplement supersedes any information to the contrary therein until October 16, 2007.
MARKET TIMING POLICIES (Effective until October 16, 2007)
The Funds are not designed for market timing strategies. IF YOU INTEND TO ENGAGE IN MARKET TIMING, DO NOT INVEST IN SHARES OF THE FUNDS. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and interfere with the efficient management of the Funds. Such practices may dilute the value of shares held by long-term shareholders, cause the Funds to maintain larger cash positions than would otherwise be necessary, increase brokerage commissions and administrative costs, and cause the Fund additional tax liability. The Funds therefore discourage frequent purchases and exchanges (“trading”) by shareholders and they do not knowingly permit nor make any effort to accommodate this practice.
To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. With the exception of operational limitations applicable to the Automatic Investment Program and Automatic Exchange, the Funds currently do not impose limits on the frequency of purchases, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose limitations at any time with respect to trading in shares of the Funds, and will give prior notice when suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of excessive or abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading occurs in omnibus accounts maintained by financial intermediaries, retirement plan accounts and fee-based programs.

PERFORMANCE FUNDS TRUST
Supplement dated October 1, 2007
to the Institutional Class Money Market Prospectus (“Prospectus”)
dated October 1, 2007
     This Supplement, effective until October 16, 2007, replaces the “Market Timing Policies,” within the Insitutional Class Money Market Prospectus. This Supplement supersedes any information to the contrary therein until October 16, 2007.
MARKET TIMING POLICIES (Effective until October 16, 2007)
In connection with the Fund’s Exchange Privilege with other series of the Performance Funds (collectively with the Fund, the “Funds”), the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. The Funds are not designed for market timing strategies. IF YOU INTEND TO ENGAGE IN MARKET TIMING, DO NOT INVEST IN SHARES OF THE FUNDS. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and interfere with the efficient management of the Funds. Such practices may dilute the value of shares held by long-term shareholders, cause the Funds to maintain larger cash positions than would otherwise be necessary, increase brokerage commissions and administrative costs, and cause the Funds additional tax liability. The Funds therefore discourage frequent purchases and exchanges (“trading”) by shareholders and will not knowingly permit or make any effort to accommodate this practice.
With the exception of operational limitations applicable to the Automatic Investment Program and the Automatic Exchange, the Funds currently do not impose limits on the frequency of purchases, nor do they limit the number of exchanges into the Funds. The Funds reserve the right, however, to impose limitations at any time with respect to trading in shares of the Funds, and will give prior notice when suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of excessive or abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading occurs in omnibus accounts maintained by financial intermediaries, retirement plan accounts and fee-based programs.

PERFORMANCE FUNDS TRUST
Supplement dated October 1, 2007
to the Class C Prospectus (“Prospectus”) dated October 1, 2007
     This Supplement, effective until October 16, 2007, replaces the “Market Timing Policies,” within the Class C Prospectus. This Supplement supersedes any information to the contrary therein until October 16, 2007.
MARKET TIMING POLICIES (Effective until October 16, 2007)
The Portfolios are not designed for market timing strategies. IF YOU INTEND TO ENGAGE IN MARKET TIMING, DO NOT INVEST IN SHARES OF THE PORTFOLIOS. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and interfere with the efficient management of the Portfolios. Such practices may dilute the value of shares held by long-term shareholders, cause the Portfolios to maintain larger cash positions than would otherwise be necessary, increase brokerage commissions and administrative costs, and cause the Portfolio additional tax liability. The Portfolios therefore discourage frequent purchases and exchanges (“trading”) by shareholders and they do not knowingly permit nor make any effort to accommodate this practice.
To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Portfolios to curtail frequent or excessive short-term trading by shareholders. With the exception of operational limitations applicable to the Automatic Investment Program and the Automatic Exchange, the Portfolios currently do not impose limits on the frequency of purchases, nor do they limit the number of exchanges into any of the Portfolios. The Portfolios reserve the right, however, to impose limitations at any time with respect to trading in shares of the Portfolios, and will give prior notice when suspending or terminating trading privileges in Portfolio shares, for any investor whom the Portfolios believe has a history of excessive or abusive trading or whose trading, in the judgment of the Portfolios, has been or may be disruptive to the Portfolios. The Portfolios’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading occurs in omnibus accounts maintained by financial intermediaries, retirement plan accounts and fee-based programs.